Discontinued Operations (Details) - Schedule of consolidated statements of operations and comprehensive loss - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Discontinued Operations (Details) - Schedule of consolidated statements of operations and comprehensive loss [Line Items]
Revenue	$ 28,747,362	$ 43,651,923
Cost of revenue	26,553,802	39,093,782
Gross profit	2,193,560	4,558,141
OPERATING EXPENSES:
Provision for doubtful accounts	(8,385,084)	(2,559,785)
Selling, general and administrative expenses	(3,484,700)	(3,930,780)
Research and development expenses	(139,780)	(223,668)
Total operating expenses	(12,009,564)	(6,714,233)
Loss from operations	(9,816,004)	(2,156,092)
OTHER INCOME (EXPENSES)
Other expenses, net	1,872	(4,113)
Interest income	235	2,198
Interest expense	(1,783,833)	(2,038,291)
Finance expense	(825)	(11,724)
Estimated claims charges	(591,884)	(3,521,086)
Total other expense, net	(2,374,435)	(5,573,016)
Loss before income taxes	(12,190,439)	(7,729,108)
Income tax expense
Net loss from discontinued operations	$ (12,190,439)	$ (7,729,108)